Black-Scholes Option Pricing Model weighted-average assumptions (Details)	Feb. 02, 2014
Black-Scholes Option Pricing Model weighted-average assumptions:
Expected volatility (*)	190.12%
Expected annual rate of quarterly dividends	0.00%
Risk-free rate(s)	0.11%